Nuveen California Municipal Value Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.4%   (100.0% of Total Investments)
MUNICIPAL BONDS - 97.4%  (100.0% of Total Investments)
Consumer Staples - 0.6% (0.6% of Total Investments)
$ 70 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 70,237
4,895 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/41
7/22 at 34.66 N/R 1,689,656
4,965 Total Consumer Staples 1,759,893
Education and Civic Organizations - 0.8% (0.8% of Total Investments)
200 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
8/22 at 100.00 BB 200,032
220 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 226,242
1,425 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52
7/25 at 101.00 BBB 1,484,978
690 California State University, Systemwide Revenue Bonds, Series 2016A,
4.000%, 11/01/38
5/26 at 100.00 Aa2 708,271
2,535 Total Education and Civic Organizations 2,619,523
Health Care - 7.3% (7.5% of Total Investments)
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
1,155 5.000%, 11/15/46 11/26 at 100.00 A1 1,221,886
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,200 5.000%, 11/15/34 11/27 at 100.00 A1 1,302,228
2,950 5.000%, 11/15/48 11/27 at 100.00 A1 3,136,882
1,090 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 1,146,200
855 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 857,454
3,830 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/49
4/30 at 100.00 BBB+ 3,744,476
625 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 650,050
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
240 5.000%, 10/01/38 10/24 at 100.00 AA- 248,287
840 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 866,074
1,600 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R 1,608,368
120 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 123,966
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
100 5.250%, 11/01/41 11/26 at 100.00 BBB- 104,838
400 5.250%, 11/01/47 11/26 at 100.00 BBB- 416,840
1,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 1,056,410

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 150 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB $ 154,589
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,390 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 2,419,254
3,410 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 3,473,051
1,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB 1,023,950
22,955 Total Health Care 23,554,803
Housing/Multifamily - 9.9% (10.1% of Total Investments)
2,175 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 1,889,053
2,190 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 1,815,291
1,420 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 1,401,043
800 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 688,864
905 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 688,624
1,115 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 1,079,710
2,232 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 2,234,096
1,878 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 1,801,094
331 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 335,193
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
80 5.250%, 8/15/39 8/24 at 100.00 A- 82,410
215 5.250%, 8/15/49 8/24 at 100.00 A- 220,425
2,320 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 2,039,002
800 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 698,008
405 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 288,546
125 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 108,415
1,130 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 867,727
175 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 141,620
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 526,148
2,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 1,769,974

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,310 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R $ 2,314,689
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
610 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 529,212
800 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 610,520
1,925 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 1,729,555
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
220 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 178,224
950 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 711,332
1,345 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,023,074
880 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 783,895
750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 589,410
555 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 422,599
795 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 689,980
560 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 442,568
2,035 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,473,014
2,080 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 1,504,048
36,676 Total Housing/Multifamily 31,677,363
Long-Term Care - 0.2% (0.3% of Total Investments)
780 California Health Facilities Financing Authority, Insured Revenue Bonds,
Community Program for Persons with Developmental Disabilities, Series
2011A, 6.250%, 2/01/26
7/22 at 100.00 AA 782,675
Tax Obligation/General - 25.8% (26.4% of Total Investments)
4,000 Anaheim Union High School District, Orange County, California, General
Obligation Bonds, 2014 Election Series 2019, 3.000%, 8/01/40 - BAM
Insured
8/27 at 100.00 N/R 3,689,720
1,000 California State, General Obligation Bonds, Refunding Various Purpose
Series 2013, 5.000%, 2/01/29
2/23 at 100.00 Aa2 1,021,330
3,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/34
8/25 at 100.00 Aa2 3,236,160
California State, General Obligation Bonds, Various Purpose
Series 2013:
2,500 5.000%, 4/01/37 4/23 at 100.00 Aa2 2,563,950
2,500 5.000%, 2/01/43 2/23 at 100.00 Aa2 2,548,125
2,240 5.000%, 11/01/43 11/23 at 100.00 Aa2 2,333,632
California State, General Obligation Bonds, Various Purpose
Series 2014:
5,000 5.000%, 5/01/32 5/24 at 100.00 Aa2 5,268,500
1,970 5.000%, 10/01/39 10/24 at 100.00 Aa2 2,088,791

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 2,000 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 $ 2,145,580
2,100 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009B, 6.000%, 5/01/34
5/24 at 100.00 Aa1 2,259,348
3,000 Chaffey Community College District, San Bernardino County, California,
General Obligation Bonds, Taxable Refunding Series 2019, 4.000%,
6/01/43
6/28 at 100.00 N/R 3,088,530
Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2008 Series
2018B-1:
1,000 5.000%, 7/01/37 1/28 at 100.00 AA+ 1,107,570
4,000 5.000%, 7/01/38 1/28 at 100.00 AA+ 4,424,840
1,000 5.250%, 7/01/42 1/28 at 100.00 AA+ 1,113,790
2,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 N/R 2,031,380
1,000 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2020B, 5.000%, 8/01/45
8/28 at 100.00 Aa2 1,108,490
2,000 Pittsburg Unified School District Financing Authority, Contra Costa County,
California,  General Obligation Bonds, Pittsburg Unified School District
Bond Program, Series 2019, 5.000%, 9/01/47 - AGM Insured
9/28 at 100.00 AA 2,206,540
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
519 4.000%, 7/01/41 7/31 at 103.00 N/R 493,009
2,000 4.000%, 7/01/46 7/31 at 103.00 N/R 1,871,140
840 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/46
8/27 at 100.00 Aa3 924,235
9,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 2,768,220
5,000 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 5,594,350
11,875 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
9/01/41 (4)
9/36 at 100.00 Aaa 11,810,281
19,860 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (4)
No Opt. Call Aa2 16,902,449
89,404 Total Tax Obligation/General 82,599,960
Tax Obligation/Limited - 9.5% (9.8% of Total Investments)
855 Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds,
Artesia Redevelopment Project Area, Series 2007, 5.375%, 6/01/27
7/22 at 100.00 BBB+ 856,471
Bell Community Redevelopment Agency, California, Tax
Allocation Bonds, Bell Project Area, Series 2003:
1,295 5.500%, 10/01/23 - RAAI Insured 7/22 at 100.00 AA 1,299,597
1,000 5.625%, 10/01/33 - RAAI Insured 7/22 at 100.00 AA 1,003,580
1,000 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers? Retirement System Headquarters
Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%,
8/01/35
8/29 at 100.00 N/R 1,124,980
1,500 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2013F, 5.250%, 9/01/33
9/23 at 100.00 Aa3 1,561,200
1,250 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 1,317,100
4,000 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/38
6/26 at 100.00 AAA 4,364,920
2,300 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A,
5.000%, 7/01/39
7/27 at 100.00 AAA 2,542,811

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ $ 1,119,260
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
1,145 5.250%, 9/01/30 9/23 at 100.00 N/R 1,171,655
1,040 5.750%, 9/01/39 9/23 at 100.00 N/R 1,067,113
170 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 174,689
4,708 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 4,798,441
70 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 72,864
155 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 159,151
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,390,250
135 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/22 at 100.00 N/R 135,451
Stockton Public Financing Authority, California, Revenue
Bonds, Arch Road East Community Facility District 99-02,
Series 2018A:
1,000 5.000%, 9/01/33 9/25 at 103.00 N/R 1,072,780
765 5.000%, 9/01/43 9/25 at 103.00 N/R 813,034
200 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 5.750%, 9/01/32, 144A
9/27 at 100.00 N/R 213,412
185 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/49
4/30 at 100.00 A- 203,211
28,773 Total Tax Obligation/Limited 30,461,970
Transportation - 16.4% (16.9% of Total Investments)
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB- 1,040,080
225 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 220,464
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
1,945 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 AA 2,025,465
2,580 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/49
5/29 at 100.00 Aa2 2,854,125
1,480 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/AMT Subordinate Series
2019A, 5.000%, 5/15/49, (AMT)
5/29 at 100.00 Aa3 1,595,248
5,665 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT)
5/25 at 100.00 Aa2 5,951,422
4,130 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.250%,
5/15/48, (AMT)
5/28 at 100.00 Aa3 4,467,793
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,670 5.000%, 5/15/33, (AMT) 11/28 at 100.00 Aa3 2,930,272
1,000 5.000%, 5/15/38, (AMT) 11/28 at 100.00 N/R 1,087,580
3,000 Los Angeles Harbors Department, California, Revenue Bonds, Series
2014C, 5.000%, 8/01/44
8/24 at 100.00 AA 3,146,730

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NCA
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 $ 2,162,980
13,570 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A1 14,471,319
4,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48,
(AMT)
5/28 at 100.00 A1 4,843,969
4,465 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 N/R 4,907,124
665 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 661,522
250 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB+ 259,915
49,180 Total Transportation 52,626,008
U.S. Guaranteed - 7.5% (7.7% of Total Investments) (5)
1,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 1,753,380
285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 310,738
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
795 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 890,917
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
185 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 197,896
1,130 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 A- 1,139,944
250 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 253,035
3,000 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2012G, 5.000%, 11/01/37, (Pre-refunded 11/01/22)
11/22 at 100.00 Aa3 3,046,440
2,215 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 2,362,674
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
4,875 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 5,184,855
4,875 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 5,201,771
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
100 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 108,805
80 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 87,044
3,520 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Facilities Project II, Series 2012,
5.000%, 8/01/42, (Pre-refunded 8/01/22)
8/22 at 100.00 AA+ 3,542,458
22,810 Total U.S. Guaranteed 24,079,957

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 19.4% (19.9% of Total Investments)
$ 1,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 AAA $ 1,114,640
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
2,875 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 2,885,983
3,750 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 3,764,325
4,240 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 5.000%,
6/01/45
6/27 at 100.00 AAA 4,650,432
2,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 2,185,740
1,800 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/37
No Opt. Call AA- 2,157,966
1,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016A, 5.000%, 7/01/40
1/26 at 100.00 Aa2 1,078,300
835 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 904,923
4,850 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 5,292,805
2,630 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/42
7/27 at 100.00 Aa2 2,894,499
1,890 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 2,101,037
6,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/41
1/27 at 100.00 AA+ 6,560,580
4,475 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018A, 5.000%, 7/01/48
1/28 at 100.00 AA+ 4,939,908
4,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/38
7/28 at 100.00 AA+ 4,492,840
375 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Lien Series 2017A, 5.250%, 6/01/47
6/27 at 100.00 AA 413,258
1,400 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/38
6/28 at 100.00 AA 1,571,178
2,355 Mesa Water District, California, Certificates of Participation, Series 2020,
4.000%, 3/15/45
3/30 at 100.00 AAA 2,433,751
1,000 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call A 1,280,840
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
170 5.500%, 7/01/28 7/22 at 100.00 CCC 170,563
635 5.750%, 7/01/37 7/22 at 100.00 CCC 637,229
515 6.000%, 7/01/47 7/22 at 100.00 CCC 516,905
1,190 Sacramento, California, Wastewater Revenue Bonds, Series 2019, 5.000%,
9/01/39
9/29 at 100.00 AA 1,352,375
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
2,670 5.000%, 8/01/32 8/26 at 100.00 Aa3 2,944,076
3,000 5.000%, 8/01/37 8/26 at 100.00 Aa3 3,290,010
2,400 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.250%, 11/01/24
No Opt. Call A2 2,533,104
57,055 Total Utilities 62,167,267
$ 315,133 Total Long-Term Investments (cost $300,676,224) 312,329,419
Other Assets Less Liabilities - 2.6% 8,410,607
Net Assets Applicable to Common Shares - 100% $ 320,740,026

Nuveen California Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NCA
financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 312,329,419 $ – $ 312,329,419
Total
$ – $ 312,329,419 $ – $ 312,329,419
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax